PENSION, PROFIT SHARING AND OTHER BENEFIT PLANS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012
Pension Plans
Schedule of projected benefit obligation, ABO and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets

The projected benefit obligation, accumulated benefit obligation (ABO) and fair value of plan assets for the defined benefit pension plans in which the ABO was in excess of the fair value of plan assets were as follows (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Projected benefit obligation	$215,706	$185,485	$183,551	$166,170
Accumulated benefit obligation	209,135	180,156	178,658	149,545
Fair value of plan assets	169,323	144,319	143,696	132,408

Schedule of changes in the projected benefit obligation and fair value of plan assets and the funded status

The following table sets forth changes in the projected benefit obligation and fair value of plan assets and the funded status for these defined benefit plans (in thousands):

	September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Change in benefit obligations:
Net benefit obligation at the beginning of the year	$185,485	$183,551	$166,170	$146,725
Service cost	508	550	4,167	2,614
Interest cost	9,565	9,387	9,121	9,759
Actuarial loss (gain)	22,761	(1,327)	9,309	16,275
Plan amendments	57	(712)	214	—
Participant contributions	—	—	1,210	1,124
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,197)
Foreign currency exchange rate changes	3,258	(728)	(1,078)	(5,130)

Net benefit obligation at the end of the year	215,706	185,485	183,551	166,170

Change in plan assets:
Fair value of plan assets at the beginning of the year	144,319	143,696	132,408	128,989
Actual return on plan assets	24,769	1,501	13,614	3,200
Employer contributions	4,354	5,352	3,374	9,500
Participant contributions	—	—	1,210	1,123
Gross benefits paid	(5,928)	(5,236)	(5,562)	(5,196)
Administrative expenses	(657)	(470)	(555)	(701)
Foreign currency exchange rate changes	2,466	(524)	(793)	(4,507)

Fair value of plan assets at the end of the year	169,323	144,319	143,696	132,408

Unfunded status of the plans	(46,383)	(41,166)	(39,855)	(33,762)
Unrecognized net actuarial loss	52,911	45,112	39,527	35,604

Net amount recognized	$6,528	$3,946	$(328)	$1,842

Amounts recognized in Accumulated OCI
Liability adjustment to OCI	$(52,911)	$(45,112)	$(39,527)	$(35,604)
Deferred tax asset	17,440	15,226	12,926	11,716

Accumulated other comprehensive loss	$(35,471)	$(29,886)	$(26,601)	$(23,888)

Components of net periodic pension cost

The components of net periodic pension cost (benefit) are as follows (in thousands):

	Six Months Ended		Three Months Ended
	March 31,		March 31,
	2013	2012	2013	2012
Service cost	$276	$254	$136	$127
Interest cost	4,461	4,782	2,217	2,391
Expected return on plan assets	(5,834)	(5,046)	(2,900)	(2,523)
Amortization of actuarial loss	907	796	450	398
Administrative expenses	38	42	19	21
Net pension cost (benefit)	$(152)	$828	$(78)	$414

The components of net periodic pension cost were as follows (in thousands):

	Years ended September 30,
	2012	2011	2010	2009

		(As restated)	(As restated)	(As restated)
Service cost	$508	$550	$4,167	$2,614
Interest cost	9,565	9,387	9,121	9,759
Expected return on plan assets	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	1,593	985	917	—
Curtailment charge	—	—	693	—
Administrative expenses	82	85	92	100

Net pension cost	$1,657	$1,028	$5,656	$2,904

Schedule of weighted-average assumptions used to determine benefit obligation and net periodic benefit cost

	Years ended September 30,
	2012	2011	2010	2009

Weighted-average assumptions used to determine benefit obligation at September 30:
Discount rate	4.3%	5.2%	5.2%	5.6%
Rate of compensation increase	3.8%	4.3%	4.3%	4.5%
Weighted-average assumptions used to determine net periodic benefit cost for the years ended September 30:
Discount rate	5.2%	5.2%	5.6%	7.3%
Expected return on plan assets	7.0%	7.0%	7.2%	7.8%
Rate of compensation increase	4.3%	4.3%	4.5%	4.8%

Schedule of target ranges for each major category of the plans' assets

The target ranges for each major category of the plans' assets at September 30, 2012 are as follows:

Asset category	Allocation range

Equity securities	40% to 75%
Debt securities	25% to 60%
Real estate and cash	0% to 10%

Schedule of fair value of the assets of defined benefit pension plans by asset category and their level within the fair value hierarchy

	September 30, 2012				September 30, 2011				September 30, 2010				September 30, 2009
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Cash equivalents	$—	$3,991	$—	$3,991	$—	$2,344	$—	$2,344	$—	$2,579	$—	$2,579	$—	$3,678	$—	$3,678
Equity:
U.S. equity securities	—	47,242	—	47,242	—	39,412	—	39,412	—	41,756	—	41,756	—	40,529	—	40,529
U.K. equity securities	—	38,542	—	38,542	—	31,248	—	31,248	—	30,580	—	30,580	—	26,939	—	26,939
Other foreign equity securities	—	26,715	—	26,715	—	22,444	—	22,444	—	22,625	—	22,625	—	20,343	—	20,343
Fixed Income:
U.S. treasury securities	—	13,647	—	13,647	—	14,679	—	14,679	—	15,509	—	15,509	—	14,848	—	14,848
U.K. treasury securities	—	3,412	—	3,412	—	5,948	—	5,948	—	5,659	—	5,659	—	4,636	—	4,636
Corporate debt securities	—	29,591	569	30,160		22,832	386	23,218	—	20,917	552	21,469	—	18,110	386	18,496
Real Estate	—	—	5,614	5,614	—	—	5,026	5,026	—	—	3,519	3,519	—	—	2,939	2,939

Total	$—	$163,140	$6,183	$169,323	$—	$138,907	$5,412	$144,319	$—	$139,625	$4,071	$143,696	$—	$129,083	$3,325	$132,408

Schedule of changes during the fiscal year in the fair value of plan assets categorized as Level 3

The following table presents the changes in the fair value of plan assets categorized as Level 3 in the preceding table (in thousands):

Pooled separate accounts

Balance as of October 1, 2008	$7,881
Realized and unrealized losses, net	(3,121)
Purchases, sales and settlements, net	(1,435)

Balance as of September 30, 2009	3,325
Realized and unrealized gains, net	47
Purchases, sales and settlements, net	699

Balance as of September 30, 2010	4,071
Realized and unrealized gains, net	633
Purchases, sales and settlements, net	708

Balance as of September 30, 2011	5,412
Realized and unrealized gains, net	381
Purchases, sales and settlements, net	390

Balance as of September 30, 2012	$6,183

Schedule of expected pension benefit payments, which reflect expected future service

We expect to pay the following pension benefit payments, which reflect expected future service, as appropriate, (in thousands):

2013	$6,893
2014	7,295
2015	7,730
2016	8,028
2017	8,487
2018-2022	49,988